Supplement to the Fidelity® Stock Selector Small Cap Fund (formerly Fidelity Small Cap Independence Fund)
December 30, 2010
Prospectus

The following information supplements similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 6.

Morgen Peck (co-manager) has managed the fund since March 2011.

The following information supplements similar information found in the "Fund Management" section on page 24.

Morgen Peck is co-manager of the fund, which she has managed since March 2011. She also manages other Fidelity funds. Since joining Fidelity Investments in 2003, Ms. Peck has worked as a research analyst and portfolio manager.

SCS-11-01  March 11, 2011
1.708162.119

Supplement to the
Fidelity Advisor Stock Selector Small Cap Fund (formerly Fidelity Advisor Small Cap Independence Fund)
Class A, Class T, Class B, and Class C
December 30, 2010
Prospectus

The following information supplements similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 7.

Morgen Peck (co-manager) has managed the fund since March 2011.

The following information supplements similar information found in the "Fund Management" section on page 26.

Morgen Peck is co-manager of the fund, which she has managed since March 2011. She also manages other Fidelity funds. Since joining Fidelity Investments in 2003, Ms. Peck has worked as a research analyst and portfolio manager.

ASCS-11-01  March 11, 2011
1.847517.110

Supplement to the
Fidelity Advisor Stock Selector Small Cap Fund (formerly Fidelity Advisor Small Cap Independence Fund) Institutional Class
December 30, 2010
Prospectus

The following information supplements similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 6.

Morgen Peck (co-manager) has managed the fund since March 2011.

The following information supplements similar information found in the "Fund Management" section on page 23.

Morgen Peck is co-manager of the fund, which she has managed since March 2011. She also manages other Fidelity funds. Since joining Fidelity Investments in 2003, Ms. Peck has worked as a research analyst and portfolio manager.

ASCSI-11-01  March 11, 2011
1.855560.107